SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Liabilities
Accounts payable	$ 14,478,166	$ 10,485,324
Bank loans	12,957,657	9,712,118
Total liabilities of consolidated VIEs	30,465,228	23,590,086
VIE [Member]
Liabilities
Accounts payable	14,478,166	10,485,324
Bank loans	12,957,657	9,712,118
Other liabilities	1,927,244	2,045,930
Total liabilities of consolidated VIEs	$ 29,363,067	$ 22,243,372